COMMITMENTS AND CONTINGENCIES (Details Narrative)	Mar. 31, 2023 USD ($)
Subsequent Events [Abstract]
Future minimum noncancellable payments for first year	$ 2,100,000
Future minimum noncancellable payments for second year	2,100,000
Future minimum noncancellable payments for third year	2,100,000
Future minimum noncancellable payments for fourth year	2,100,000
Future minimum noncancellable payments for fifth year	$ 2,100,000